Going Concern and Management's Liquidity Plan (Details Narrative) (10-K) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 1,626,956	$ 1,159,758	$ 1,946,025	$ 1,573,726	$ 2,786,714	$ 3,519,749	$ 7,625,397	$ 13,042,709
Accumulated deficit	58,974,639				58,974,639		56,187,925	48,562,528
Net cash used in operating activities					2,471,868	$ 2,923,156	5,896,400	$ 6,355,838
Cash balance	1,563,926				1,563,926		1,307,231
Working capital deficiency	$ 1,168,359				$ 1,168,359		$ 452,434